Earnings per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
20.      EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2013 and 2012, respectively:

	For The Years Ended December 31,
	2013	2012

Net income attributable to the common shareholders	$7,704,970	8,312,469

Basic weighted-average common shares outstanding	9,535,161	7,960,662
Effect of dilutive securities	-	-
Diluted weighted-average common shares outstanding	9,535,161	7,960,662

Earnings per share:
Basic	$0.808	$1.044
Diluted	$0.808	$1.044

As of December 31, 2013 and 2012, the Company did not have dilutive securities outstanding.